NOTE 6 – INTANGIBLE ASSETS	9 Months Ended	12 Months Ended
	May 31, 2022	Aug. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
NOTE 6 – INTANGIBLE ASSETS

NOTE 6 – INTANGIBLE ASSETS

As of May 31, 2022 and August 31, 2021, the balance of intangible assets are as follows;

	May 31, 2022	August 31, 2021
Patent license right	$500,000	$500,000
Movie copyrights - Love over the world	853,333	853,333
Sitcom copyrights - Chujian	640,000	640,000
Movie copyrights - Huafeng	422,400	422,400
Movie copyrights - Our treasures	936,960	936,960
Movie copyrights - LuShang	256,000	—
Movie copyrights - QiQingKuaiChe	1,024,000	—
TV drama copyright – 15 episodes	190,000	—
Movie and TV series broadcast rights	2,439,840	2,439,840
NFT MMM platform	280,000	—
Total cost	7,542,533	5,792,533
Less: Accumulated amortization	(4,029,261)	(1,793,728)
Intangible asset, net	$3,513,272	$3,998,805

Intangible assets include: 1) a patent license right obtained from Guangzhou Shengshituhua Film and Television Company Limited as a worldwide license to a video synthesis and release system for mobile communications equipment (See Note 10); 2) copyrights for the movie “Love over the world”, “Huafeng”, “Our treasures”, “LuShang”, “QiQingKuaiChe”, the sitcom “Chujian”, copyright for one TV drama series, and 3) broadcast rights for fifty-nine movie and TV series; 3) On April 27, 2022, the Company purchased a unique Non-Fungible Token movie and music marketplace, named as the NFT MMM, from Stareastnet Portal Limited, which including an APP “NFT MMM” on Google Play, and full right to the website: starestnet.io.

The amortization expense for three months ended May 31, 2022 and 2021 was $862,399 and $428,794, respectively. The amortization expense for nine months ended May 31, 2022 and 2021 was $2,235,533 and $853,001, respectively.

On January 24, 2022, the Company sold the mainland China copyrights and broadcast rights of the movie “Love over the world”, “Our treasures” and “QiQingKuaiChe” received $1,800,000. On May 2, 2022, the Company sold the mainland China copyright and broadcast right of the movie “Huafeng” to a third party at a price of $128,000. The Company remains to have all copyright of outside of mainland China. On May 3, 2022, the Company sold the mainland China copyright and broadcast right of the movie “LuShang” to a third party at a price of $128,000. The Company remains to have all copyright of outside of mainland China.

The estimated amortization expense for each of the two succeeding years is as follows. The intangible assets as of May 31, 2022 will be fully amortized in the fiscal year of 2024.

Period ending May 31	Amortization expense
2023	$2,760,402
2024	$752,870

NOTE 6 – INTANGIBLE ASSETS

As of August 31, 2021 and August 31, 2020, the balance of intangible assets are as follows;

	August 31,	August 31,
	2021	2020
Patent	$500,000	$500,000
Movie copyrights - Love over the world	853,333	-
Sitcom copyrights - Chujian	640,000	-
Movie copyrights - Huafeng	422,400	-
Movie copyrights - Our treasures	936,960	-
Movie and TV series broadcast rights	2,439,840	-
Total cost	5,792,533	500,000
Less: Accumulated amortization	(1,793,728)	(325,000)
Intangible asset, net	$3,998,805	$175,000

Intangible assets include 1) a patent obtained from Guangzhou Shengshituhua Film and Television Company Limited as a worldwide license to a video synthesis and release system for mobile communications equipment, 2) copyrights for the movie “Love over the world”, “Huafeng”, “Our treasures” and the sitcom “Chujian”, and 3) broadcast rights for fifty nine movie and TV series. The amortization expense for years ended August 31, 2021 and August 31, 2020 was $1,468,728 and $113,731, respectively.

The estimated amortization expense for each of the three succeeding years is as follows. The intangible assets as of August 31, 2021 will be fully amortized in the fiscal year of 2023.

Year ending August 31,	Amortization expense
2022	$2,721,267
2023	$1,277,538